SCHEDULE OF DISAGGREGATION OF REVENUE (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
IfrsStatementLineItems [Line Items]
Total revenue	$ 9,151	$ 9,857	$ 28,649	$ 16,105
Revenues From Toll Milling Services [Member]
IfrsStatementLineItems [Line Items]
Total revenue				496
Concentrate Revenues From Contracts With Customers Silver [Member]
IfrsStatementLineItems [Line Items]
Total revenue	5,882	6,699	18,496	10,043
Concentrate Revenues From Contracts With Customers Lead [Member]
IfrsStatementLineItems [Line Items]
Total revenue	1,457	1,273	4,215	2,378
Concentrate Revenues From Contracts With Customers Zinc [Member]
IfrsStatementLineItems [Line Items]
Total revenue	$ 1,812	$ 1,885	$ 5,938	$ 3,188